Commitments and Contingencies - Future Minimum Rental Payments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 lease office	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Number of offices which the company is a lessee (office)	4
Number of Ground Leases Treated as Operating Leases	7
Number of Operating Leases Directly Paid by Tenants or Operators	6
Minimum future rental payments under contractual lease obligations
2014	$ 5,611,000
2015	5,528,000
2016	5,579,000
2017	4,604,000
2018	3,134,000
Thereafter	13,660,000
Total minimum lease payments	38,116,000
Rental expense recognized for offices	$ 2,900,000	$ 2,800,000	$ 2,900,000